Document And Entity Information	Oct. 29, 2019
Document Information [Line Items]
Entity Registrant Name	BIO-TECHNE CORPORATION
Document Type	8-K
Document Period End Date	Oct. 29, 2019
Entity Incorporation, State or Country Code	MN
Entity File Number	0-17272
Entity Tax Identification Number	41-1427402
Entity Address, Address Line One	614 McKinley Place NE
Entity Address, City or Town	Minneapolis
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55413
City Area Code	612
Local Phone Number	379-8854
Title of 12(b) Security	Common Stock
Trading Symbol	TECH
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000842023